Investment Properties (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Investment Properties

Changes in investment properties for the years ended December 31, 2017 and 2018, are as follows:

(In millions of Korean won)	2017
	Land		Buildings		Construction- in-progress		Total
Acquisition cost	￦	302,750	￦	1,119,885	￦	78,765	￦	1,501,400
Less: Accumulated depreciation		—		(353,356)		—		(353,356)

Beginning, net		302,750		766,529		78,765		1,148,044
Acquisition		—		775		48,075		48,850
Disposal and termination		(3,493)		(6,434)		—		(9,927)
Depreciation		—		(47,295)		—		(47,295)
Transfer from(to) property and equipment		64,449		(1,793)		(1,184)		61,472
Transfer and others		(6,916)		80,986		(85,683)		(11,613)

Ending, net	￦	356,790	￦	792,768	￦	39,973	￦	1,189,531

Acquisition cost	￦	358,358	￦	1,191,687	￦	39,973	￦	1,590,018
Less: Accumulated depreciation (including accumulated impairment loss and others)		(1,568)		(398,919)		—		(400,487)

(In millions of Korean won)	2018
	Land		Buildings		Construction- in-progress		Total
Acquisition cost	￦	358,358	￦	1,191,687	￦	39,973	￦	1,590,018
Less: Accumulated depreciation		(1,568)		(398,919)		—		(400,487)

Beginning, net		356,790		792,768		39,973		1,189,531
Acquisition		1,111		7		74,145		75,263
Disposal and termination		(4,729)		(10,238)		—		(14,967)
Depreciation		—		(44,653)		—		(44,653)
Transfer from(to) property and equipment		3,080		(5,366)		(37,077)		(39,363)
Transfer and others		(7,404)		9,597		(76,920)		(74,727)

Ending, net	￦	348,848	￦	742,115	￦	121	￦	1,091,084

Acquisition cost	￦	350,417	￦	1,168,379	￦	121	￦	1,518,917
Less: Accumulated depreciation (including accumulated impairment loss and others)		(1,569)		(426,264)		—		(427,833)

Summary of Investment Properties Provided as Collateral

Details of investment properties provided as collateral as at December 31, 2017 and 2018, are as follows:

(In millions of Korean won)	December 31, 2017
	Carrying amount		Secured amount		Related account	Related amount
Land and Buildings	￦	583,778	￦	74,963	Deposits	￦	63,923
Land and Buildings	￦	7,897	￦	7,905	Borrowings	￦	5,270

(In millions of Korean won)	December 31, 2018
	Carrying amount		Secured amount		Related account	Related amount
Land and Buildings	￦	548,567	￦	66,551	Deposits	￦	59,492
Land and Buildings	￦	5,292	￦	3,987	Borrowings	￦	3,322